united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	EXCHANGED TRADED FUNDS - 27.6%
	DEBT FUNDS - 27.6%
11,548	iShares iBoxx High Yield Corporate Bond ETF	$998,209
4,043	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	406,847
27,686	SPDR Bloomberg Barclays High Yield Bond ETF	998,080
14,747	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	406,870
	TOTAL EXCHANGE TRADED FUND (Cost - $2,791,583)	2,810,006

	MUTUAL FUNDS - 71.8%
	DEBT FUNDS - 71.8%
23,291	AB High Income Fund, Inc. - Advisor Class	194,482
116,328	BlackRock Funds II Floating Rate Income Portfolio - Institutional Class	1,183,055
193,625	BlackRock High Yield Portfolio - Institutional Class	1,485,104
155,277	Columbia High Yield Bond Fund - Retail Class	447,196
33,850	DWS High Income Fund - Institutional Class	158,418
16,132	Hartford High Yield Fund - Institutional Class	118,567
38,555	Invesco High Yield Fund - Retail Class	158,462
66,823	JPMorgan High Yield Fund - Institutional Class	485,805
32,853	Lord Abbett High Yield Fund - Institutional Class	246,725
52,460	Neuberger Berman High Income Bond Fund - Institutional Class	447,486
164,049	PIMCO High Yield Fund - Institutional Class	1,437,069
80,367	Virtus Seix Floating Rate High Income Fund - Institutional Class	699,996
12,538	Virtus Seix High Income Fund - Institutional Class	80,241
19,295	Virtus Seix High Yield Fund - Institutional Class	159,573
	TOTAL MUTUAL FUNDS (Cost - $7,268,647)	7,302,179

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUNDS - 0.9%
2,302	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.91% *	2,302
1,517	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.92% *	1,517
70,505	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 1.93% *	70,505
13,541	Invesco STIT - Government & Agency Portfolio - Institutional Class, 1.67% *	13,541
	TOTAL SHORT-TERM INVESTMENTS (Cost - $87,865)	87,865

	TOTAL INVESTMENTS - 100.3% (Cost - $10,148,095)	$10,200,050
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(28,744)
	NET ASSETS - 100.0%	$10,171,306

ETF	Exchange Traded Fund
*	Money market fund; interest rate reflects effective yield on September 30, 2018

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	COMMON STOCK 98.6%
	AGRICULTURE - 6.2%
10,250	Altria Group, Inc.	$618,177
12,702	Archer-Daniels-Midland Co.	638,530
7,914	Philip Morris International, Inc.	645,308
		1,902,015
	AUTO MANUFACTURER - 2.0%
67,581	Ford Motor Co.	625,124

	BANKS - 2.0%
11,633	Wells Fargo & Co.	611,430

	BEVERAGES - 2.0%
13,727	Coca-Cola Co.	634,050

	BIOTECHNOLOGY - 2.1%
8,619	Gilead Sciences, Inc.	665,473

	CHEMICALS - 4.2%
12,383	CF Industries Holdings, Inc.	674,130
5,979	LyondellBasell Industries NV	612,907
		1,287,037
	COMMERCIAL SERVICES - 4.2%
23,719	Nielsen Holdings PLC	656,068
33,979	Western Union Co.	647,640
		1,303,708
	COMPUTERS - 4.1%
4,259	International Business Machines Corp.	644,003
13,013	Seagate Technology PLC	616,166
		1,260,169
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
26,840	Invesco Ltd.	614,099

	ELECTRIC - 10.5%
46,521	The AES Corp.	651,294
16,904	FirstEnergy Corp.	628,322
21,316	PPL Corp.	623,706
18,045	SCANA Corp.	701,770
14,726	The Southern Co.	642,054
		3,247,146
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
8,159	Emerson Electric Co.	624,816

	FOOD - 1.9%
13,384	General Mills, Inc.	574,441

	FOREST PRODUCTS & PAPER - 1.9%
11,953	International Paper Co.	587,490

	INSURANCE - 4.2%
13,567	MetLife, Inc.	633,850
11,137	Principal Financial Group, Inc.	652,517
		1,286,367
	IRON/STEEL - 2.1%
10,302	Nucor Corp.	653,662

	MISCELLANEOUS MANUFACTURING - 4.0%
7,324	Eaton Corp. PLC	635,211
52,133	General Electric Co.	588,582
		1,223,793
	OFFICE/BUSINESS EQUIPMENT - 2.0%
22,652	Xerox Corp.	611,151

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value
	COMMON STOCK 98.6% (Continued)
	OIL & GAS - 6.5%
7,705	Exxon Mobil Corp.	$655,079
9,667	Helmerich & Payne, Inc.	664,800
8,270	Occidental Petroleum Corp.	679,546
		1,999,425
	PACKAGING & CONTAINERS - 2.0%
11,428	WestRock Co.	610,712

	PHARMACEUTICALS - 8.4%
12,021	Cardinal Health, Inc.	649,134
6,037	Eli Lilly & Co.	647,830
9,050	Merck & Co., Inc.	642,007
14,743	Pfizer, Inc.	649,724
		2,588,695
	PIPELINES - 4.1%
9,774	ONEOK, Inc.	662,579
22,755	The Williams Cos., Inc.	618,708
		1,281,287
	RETAIL - 8.2%
8,185	Kohl's Corp.	610,192
21,963	L Brands, Inc.	665,479
17,842	Macy's, Inc.	619,653
7,265	Target Corp.	640,846
		2,536,170
	SAVINGS & LOANS - 2.0%
35,428	People's United Financial, Inc.	606,527

	SEMICONDUCTORS - 2.0%
8,469	QUALCOMM, Inc.	610,022

	TELECOMMUNICATIONS - 6.0%
19,022	AT&T, Inc.	638,759
28,379	CenturyLink, Inc.	601,635
11,645	Verizon Communications, Inc.	621,727
		1,862,121
	TRANSPORTATION - 2.0%
5,282	United Parcel Service, Inc.	616,673

	TOTAL COMMON STOCK (Cost - $30,117,123)	30,423,603

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
392,433	Goldman Sachs Financial Square Funds - Government Institutional Class, 1.93% *	392,433
	TOTAL SHORT TERM INVESTMENTS (Cost - $392,433)

	TOTAL INVESTMENTS - 99.9% (Cost - $30,509,556)	$30,816,036
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	38,482
	NET ASSETS - 100%	$30,854,518

PLC	Public Limited Company

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 89.4%
	AGRICULTURE - 2.0%
32,915	Archer-Daniels-Midland Co.	$1,654,637

	AIRLINES - 2.0%
18,423	United Continental Holdings, Inc. *	1,640,752

	BANKS - 3.9%
104,272	Huntington Bancshares, Inc.	1,555,738
30,421	US Bancorp	1,606,533
		3,162,271
	BEVERAGES - 2.0%
27,394	Monster Beverage Corp. *	1,596,522

	BIOTECHNOLOGY - 2.1%
4,193	Regeneron Pharmaceuticals, Inc. *	1,694,140

	CHEMICALS - 8.1%
32,091	CF Industries Holdings, Inc.	1,747,034
53,060	Mosaic Co.	1,723,389
14,687	PPG Industries, Inc.	1,602,792
3,525	Sherwin-Williams Co.	1,604,615
		6,677,830
	COMMERCIAL SERVICES - 3.8%
7,707	Cintas Corp.	1,524,522
23,048	Robert Half International, Inc.	1,622,118
		3,146,640
	COMPUTERS - 4.0%
7,359	Apple, Inc.	1,661,221
19,042	NetApp, Inc.	1,635,517
		3,296,738
	ELECTRIC - 9.8%
25,290	Ameren Corp.	1,598,834
23,197	Dominion Energy, Inc.	1,630,285
14,768	DTE Energy Co.	1,611,632
26,238	Eversource Energy	1,612,063
43,807	FirstEnergy Corp.	1,628,306
		8,081,120
	FOOD - 2.0%
12,527	McCormick & Co., Inc.	1,650,432

	HEALTHCARE-PRODUCTS - 2.0%
6,323	Becton, Dickinson and Co.	1,650,303

	HEALTHCARE-SERVICES - 4.0%
6,079	Anthem, Inc.	1,665,950
11,449	Centene Corp. *	1,657,586
		3,323,536
	HOUSEHOLD PRODUCTS/WARES - 2.0%
27,561	Church & Dwight Co., Inc.	1,636,297

	INSURANCE - 4.0%
22,048	Arthur J Gallagher & Co.	1,641,253
21,238	Cincinnati Financial Corp.	1,631,291
		3,272,544
	INTERNET - 4.0%
834	Amazon.com, Inc. *	1,670,502
10,072	VeriSign, Inc. *	1,612,729
		3,283,231
	MACHINERY-DIVERSIFIED - 2.0%
30,004	Flowserve Corp.	1,640,919

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 89.4% (Continued)
	MEDIA - 8.1%
44,329	Comcast Corp.	$1,569,690
55,813	Discovery, Inc. *	1,650,949
37,419	Twenty-First Century Fox, Inc.	1,714,539
14,943	Walt Disney Co.	1,747,434
		6,682,612
	PACKAGING & CONTAINERS - 2.0%
37,470	Ball Corp.	1,648,305

	PHARMACEUTICALS - 2.0%
15,645	Eli Lilly & Co.	1,678,865

	RETAIL - 11.8%
25,353	Copart, Inc. *	1,306,440
7,049	Costco Wholesale Corp.	1,655,669
15,209	Dollar General Corp.	1,662,344
4,877	O'Reilly Automotive, Inc. *	1,693,880
17,242	Ross Stores, Inc.	1,708,682
15,237	TJX Cos, Inc.	1,706,849
		9,733,864
	SEMICONDUCTORS - 1.9%
50,779	Advanced Micro Devices, Inc. *	1,568,563

	SOFTWARE - 1.9%
9,019	MSCI, Inc.	1,600,061

	TELECOMMUNICATIONS - 4.0%
12,932	Motorola Solutions, Inc.	1,682,970
30,176	Verizon Communications, Inc.	1,611,097
		3,294,067

	TOTAL COMMON STOCK (Cost - $73,460,593)	73,614,249

	EXCHANGED TRADED FUNDS - 10.3%
50,940	iShares 1-3 Year Treasury Bond ETF	4,232,605
42,708	Schwab Short-Term U.S. Treasury ETF	2,117,035
35,444	Vanguard Short-Term Treasury ETF	2,117,425
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,473,572)	8,467,065

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
297,441	Goldman Sachs Financial Square Funds - Government - 1.93% **	297,441
	TOTAL SHORT-TERM INVESTMENTS (Cost - $297,441)

	TOTAL INVESTMENTS - 100.1% (Cost - $82,231,606)	$82,378,755
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(107,549)
	NET ASSETS - 100.0%	$82,271,206

ETF	Exchange Traded Fund
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2018

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the fund's investments carried at fair value:

Power Income VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,810,006	$-	$-	$2,810,006
Mutual Funds	7,302,179	-	-	7,302,179
Money Market Funds	87,865	-	-	87,865
Total	$10,200,050	$-	$-	$10,200,050

Power Dividend Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$30,423,603	$-	$-	$30,423,603
Money Market Fund	392,433	-	-	392,433
Total	$30,816,036	$-	$-	$30,816,036

Power Momentum Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$73,614,249	$-	$-	$73,614,249
Exchange Traded Funds	8,467,065	-	-	8,467,065
Money Market Fund	297,441	-	-	297,441
Total	$82,378,755	$-	$-	$82,378,755

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Power Income VIT Fund	$10,170,248	$56,312	$(26,510)	$29,802
Power Dividend Index VIT Fund	30,567,822	1,458,399	(1,210,185)	248,214
Power Momentum Index VIT Fund	82,302,832	1,156,638	(1,080,715)	75,923

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/27/2018